Accounts Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

NOTE 15 — ACCOUNTS PAYABLE

These are obligations related to the purchase of raw materials, inputs and contracting of service providers for short-term payments.

SUPPLIERS

			Change
	09/30/2025	12/31/2024	$	%
Domestic supplier	4,600,752	3,458,792	1,141,960	33%
	4,600,752	3,458,792	1,141,960	33%
	09/30/2025	12/31/2024
Domestic supplier	—	—
Past due 01 – 90 days	410,082	101,319
Past due 91 – 180 days	628,427	729,746
Past due 181 – 360 days	640,003	482,003
Past due 360 days	2,922,240	2,145,724
Total	4,600,752	3,458,792

These are the amounts payable to our raw material suppliers and service provider.

Domestic supplier	Main	Fees	09/30/2025
Santa Efigenia Agropecuaria Ltda	453,060	90,915	575,402
Agrosalto	285,357	57,262	362,412
Vieno Comércio de Cereais Ltda	260,251	52,224	330,528
Jota Alimentos Ltda	228,132	45,779	289,735
Unilever Brasil Ltda	212,122	42,566	269,402
Pontarollo Comércio de Cereais Ltda	202,130	40,561	256,712
Safras Comercio de Cereais Ltda	149,316	29,963	189,636
Jota Alimentos Ltda – Arrendamento	82,571	16,569	104,867
NEXP Representação Negócios e Participações Eireli	56,767	11,391	72,096
4 PS Promoções e Eventos Ltda	50,064	10,046	63,583
Fernandes Comércio de Cereais e Transportes Eireli	45,164	9,063	57,360
Peacook Alimentos Ltda	43,476	8,724	55,216
A,M,J Tatui Comercio Atacadista de Cereais Ltda	42,109	8,450	53,480
Others	1,161,324	654,117	1,920,321
Total	3,271,845	1,077,633	4,600,752
Domestic supplier	Main	Interest	12/31/2024
Santa Efigenia Agropecuaria Ltda	453,061	43,388	496,449
Agrosalto	285,357	27,328	312,684
Vieno Comércio de Cereais Ltda	260,252	24,923	285,175
Jota Alimentos Ltda	228,132	21,847	249,979
Unilever Brasil Ltda	212,123	20,314	232,437
Pontarollo Comércio de Cereais Ltda	202,131	19,357	221,488
Safras Comercio de Cereais Ltda	149,316	14,300	163,616
Jota Alimentos Ltda – Arrendamento	82,570	7,908	90,478
NEXP Representação Negócios e Participações Eireli	56,768	5,436	62,204
4 PS Promoções e Eventos Ltda	50,064	4,795	54,859
Fernandes Comércio de Cereais e Transportes Eireli	45,164	4,325	49,489
Peacook Alimentos Ltda	43,476	4,164	47,640
A,M,J Tatui Comercio Atacadista de Cereais Ltda	42,109	4,033	46,142
Others	1,002,516	143,637	1,146,153
Total	3,113,037	345,755	3,458,792

NOTE 15 — ACCOUNTS PAYABLE

These are obligations related to the purchase of raw materials, inputs and contracting of service providers for short-term payments.

SUPPLIERS

			Change
	12/31/2024	12/31/2023	$	%
Domestic supplier	3,458,792	3,963,058	(504,266)	-13%
	3,458,792	3,963,058	(504,266)	-13%
	12/31/2024	12/31/2023
Domestic supplier	—	—
Past due 01-90 days	101,319	—
Past due 91-180 days	729,746	1,707,671,00
Past due 181-360 days	482,003	2,255,387,00
Past due 360 days	2,145,724
Total	3,458,792	3,963,058,00

These are the amounts payable to our raw material suppliers and service provider.

Domestic supplier	Main	Fees	12/31/2024
Santa Efigenia Agropecuaria Ltda	453,061	43,388	496,449
Agrosalto	285,357	27,328	312,684
Vieno Comércio de Cereais Ltda	260,252	24,923	285,175
Jota Alimentos Ltda	228,132	21,847	249,979
Unilever Brasil Ltda	212,123	20,314	232,437
Pontarollo Comércio de Cereais Ltda	202,131	19,357	221,488
Safras Comercio de Cereais Ltda	149,316	14,300	163,616
Jota Alimentos Ltda – Arrendamento	82,570	7,908	90,478
NEXP Representação Negócios e Participações Eireli	56,768	5,436	62,204
4 PS Promoções e Eventos Ltda	50,064	4,795	54,859
Fernandes Comércio de Cereais e Transportes Eireli	45,164	4,325	49,489
Peacook Alimentos Ltda,	43,476	4,164	47,640
A,M,J Tatui Comercio Atacadista de Cereais Ltda,	42,109	4,033	46,142
Others	1,002,516	143,637	1,146,153
Total	3,113,037	345,755	3,458,792
Domestic supplier	Main	Fees	12/31/2023
Santa Efigenia Agropecuaria Ltda	593,670,	49,510	643,180
Agrosalto	390,803	48,068	438,872
Vieno Comércio de Cereais Ltda	316,115	3,534	319,650
Jota Alimentos Ltda	297,013	16,812	313,826
Unilever Brasil Ltda	317,940	43,537	361,478
Pontarollo Comércio de Cereais Ltda	269,478	26,705	296,183
Jota Alimentos Ltda – Arrendamento	263,618	59,073	322,691
Safras Comercio de Cereais Ltda	179,340	—	179,340
4 PS Promoções e Eventos Ltda	60,131	—	60,131
Fernandes Comércio de Cereais e Transportes Eireli	58,042	3,797	61,839
Peacook Alimentos Ltda,	56,917	4,699	61,617
A,M,J Tatui Comercio Atacadista de Cereais Ltda,	54,116	3,540	57,657
NEXP Representação Negócios e Participações Eireli	81,966	32,379	114,345
Others	732,244	—	732,244
Total	3,671,400	291,658	3,963,058